Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Continuing Operations Provision for Income Taxes

Following is the total income from continuing operations before income taxes and the continuing operations provision for income taxes for the three years ended December 31, 2012.

Year ended December 31 (millions)	2012	2011	2010
Income (loss) from continuing operations before income taxes
United States	$32.5	$(20.4)	$37.4
Foreign	221.6	226.4	185.5
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9
Continuing operations provision for income taxes
Current
United States	$3.6	$2.8	$8.7
Foreign	66.5	43.8	75.4
State and local	–	.2	.3
Total	70.1	46.8	84.4
Deferred
Foreign	27.2	18.0	(25.6)
Total continuing operations provision for income taxes	$97.3	$64.8	$58.8

Reconciliation Of The Provision For Income Taxes Attributable To Continuing Operations

Following is a reconciliation of the provision for income taxes at the United States statutory tax rate to the continuing operations provision for income taxes as reported:

Year ended December 31 (millions)	2012	2011	2010
United States statutory income tax provision	$88.9	$72.1	$78.0
Income and losses for which no provision or benefit has been recognized	7.0	21.8	(3.0)
Foreign rate differential and other foreign tax expense	(32.2)	(16.8)	(41.5)
Income tax withholdings	20.3	16.7	22.6
Permanent items	4.0	4.2	4.3
Foreign currency devaluation	–	–	5.7
Enacted rate changes	9.0	8.4	4.1
Change in uncertain tax positions	4.5	6.1	1.0
Change in valuation allowances due to changes in judgment	–	(15.2)	(13.2)
Income tax credits, U.S.	(4.0)	(4.2)	.4
Tax audit matters	–	(28.3)	.1
Other	(.2)	–	.3
Continuing operations provision for income taxes	$97.3	$64.8	$58.8

Significant Portions Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2012 and 2011 were as follows:

December 31 (millions)	2012	2011
Deferred tax assets
Tax loss carryforwards	$914.9	$800.6
Postretirement benefits	905.4	787.1
Foreign tax credit carryforwards	564.3	553.3
Capitalized research and development	149.6	267.4
Other tax credit carryforwards	116.8	144.2
Deferred revenue	76.1	91.0
Employee benefits and compensation	55.9	54.3
Purchased capitalized software	43.7	46.0
Depreciation	34.8	38.6
Capitalized costs	16.5	17.3
Warranty, bad debts and other reserves	15.1	18.4
Debt related	–	8.8
Other	30.0	22.9
	2,923.1	2,849.9
Valuation allowance	(2,731.8)	(2,648.5)
Total deferred tax assets	$191.3	$201.4
Deferred tax liabilities
Other	$25.6	$27.1
Total deferred tax liabilities	$25.6	$27.1
Net deferred tax assets	$165.7	$174.3

Reconciliation Of Changes In Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31 (millions)	2012	2011	2010
Balance at January 1	$24.3	$19.5	$4.0
Additions based on tax positions related to the current year	3.5	6.0	13.9
Changes for tax positions of prior years	1.4	–	2.1
Reductions as a result of a lapse of applicable statute of limitations	(.4)	–	(.1)
Settlements	(.7)	(1.2)	(.4)
Changes due to foreign currency	1.1	–	–
Balance at December 31	$29.2	$24.3	$19.5